Share Capital	12 Months Ended
Aug. 31, 2018
Share Capital [Abstract]
Share Capital

17. SHARE CAPITAL

Authorized

The Company is authorized to issue a limited number of Class A voting participating shares (“Class A Shares”) of no par value, as described below, and an unlimited number of Class B non-voting participating shares (“Class B Non-Voting Shares”) of no par value, Class 1 preferred shares, Class 2 preferred shares, Class A preferred shares and Class B preferred shares.

The authorized number of Class A Shares is limited, subject to certain exceptions, to the lesser of that number of shares (i) currently issued and outstanding and (ii) that may be outstanding after any conversion of Class A Shares into Class B Non-Voting Shares.

Issued and outstanding

2018	2017		2018	2017
Number of securities			$	$
22,420,064	22,420,064	Class A Shares	2	2
484,194,344	474,350,861	Class B Non-Voting Shares	4,054	3,795
10,012,393	10,012,393	Series A Preferred Shares	245	245
1,987,607	1,987,607	Series B Preferred Shares	48	48
518,614,408	508,770,925		4,349	4,090

Class A Shares and Class B Non-Voting Shares

Class A Shares are convertible at any time into an equivalent number of Class B Non-Voting Shares. In the event that a take-over bid is made for Class A Shares, in certain circumstances, the Class B Non-Voting Shares are convertible into an equivalent number of Class A Shares.

Changes in Class A Share capital and Class B Non-Voting Share capital in 2018 and 2017 are as follows:

	Class A Shares		Class B Non-Voting Shares
	Number	$	Number	$
September 1, 2016	22,420,064	2	463,827,512	3,504
Stock option exercises	–	–	3,256,981	93
Dividend reinvestment plan	–	–	7,266,368	198
August 31, 2017	22,420,064	2	474,350,861	3,795
Stock option exercises	–	–	1,854,594	48
Dividend reinvestment plan	–	–	7,988,889	211
August 31, 2018	22,420,064	2	484,194,344	4,054

Series A and B Preferred Shares

The Cumulative Redeemable Rate Reset Preferred Shares, Series A (“Series A Preferred Shares”) and Series B (“Series B Preferred Shares”) represent series of class 2 preferred shares and are classified as equity since redemption, at $25.00 per Series A Preferred Share and Series B Preferred Share, is at the Company’s option and payment of dividends is at the Company’s discretion.

Share transfer restriction

The Articles of the Company empower the directors to refuse to issue or transfer any share of the Company that would jeopardize or adversely affect the right of Shaw Communications Inc. or any subsidiary to obtain, maintain, amend or renew a licence to operate a broadcasting undertaking pursuant to the Broadcasting Act (Canada).